Restrictions on Cash and Due from Banks (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Minimum Average Reserve Balances Required By Banking Regulators	$ 51	$ 53
Balances held at the central banks and other financial institutions	$ 40,400	$ 48,400